Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Empower Conservative Profile Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower Conservative Profile Fund
Class Name	Class L
Trading Symbol	MXIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Class L/MXIPX)	$ 106	1.02% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.98%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and a composite index with investment characteristics similar to those of the Fund, which returned 10.22% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to fixed income was the largest asset allocation contributor to performance, reflecting the Fund’s larger allocation to that asset class, while international equities were the highest performing underlying asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Conservative Profile Fund (Class L/MXIPX)	7.98%	3.11%	4.37%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Composite Index	10.22%	4.06%	5.15%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,642,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,642M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.4M
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.52%
Empower Short Duration Bond Fund Institutional Class	9.10%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.40%
Empower Core Bond Fund Institutional Class	6.54%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Real Estate Index Fund Institutional Class	5.00%
Empower International Value Fund Institutional Class	4.41%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	22.52%
Empower Short Duration Bond Fund Institutional Class	9.10%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.40%
Empower Core Bond Fund Institutional Class	6.54%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Real Estate Index Fund Institutional Class	5.00%
Empower International Value Fund Institutional Class	4.41%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Conservative Profile Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Conservative Profile Fund
Class Name	Institutional Class
Trading Symbol	MXKVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Institutional Class/MXKVX)	$ 44	0.42% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 8.68%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and a composite index with investment characteristics similar to those of the Fund, which returned 10.22% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to fixed income was the largest asset allocation contributor to performance, reflecting the Fund’s larger allocation to that asset class, while international equities were the highest performing underlying asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Conservative Profile Fund (Institutional Class/MXKVX)	8.68%	3.71%	5.00%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Composite Index	10.22%	4.06%	5.15%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,642,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,642M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.4M
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.52%
Empower Short Duration Bond Fund Institutional Class	9.10%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.40%
Empower Core Bond Fund Institutional Class	6.54%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Real Estate Index Fund Institutional Class	5.00%
Empower International Value Fund Institutional Class	4.41%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	22.52%
Empower Short Duration Bond Fund Institutional Class	9.10%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.40%
Empower Core Bond Fund Institutional Class	6.54%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Real Estate Index Fund Institutional Class	5.00%
Empower International Value Fund Institutional Class	4.41%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Conservative Profile Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Conservative Profile Fund
Class Name	Investor Class
Trading Symbol	MXCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Investor Class/MXCPX)	$ 80	0.77% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 8.19%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and a composite index with investment characteristics similar to those of the Fund, which returned 10.22% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to fixed income was the largest asset allocation contributor to performance, reflecting the Fund’s larger allocation to that asset class, while international equities were the highest performing underlying asset class. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Conservative Profile Fund (Investor Class/MXCPX)	8.19%	3.35%	4.63%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Composite Index	10.22%	4.06%	5.15%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,642,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,642M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.4M
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.52%
Empower Short Duration Bond Fund Institutional Class	9.10%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.40%
Empower Core Bond Fund Institutional Class	6.54%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Real Estate Index Fund Institutional Class	5.00%
Empower International Value Fund Institutional Class	4.41%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	22.52%
Empower Short Duration Bond Fund Institutional Class	9.10%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.40%
Empower Core Bond Fund Institutional Class	6.54%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Real Estate Index Fund Institutional Class	5.00%
Empower International Value Fund Institutional Class	4.41%
Empower Inflation-Protected Securities Fund Institutional Class	4.36%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderately Conservative Profile Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower Moderately Conservative Profile Fund
Class Name	Class L
Trading Symbol	MXHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Class L/MXHPX)	$ 113	1.07% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 9.74%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and a composite index with investment characteristics similar to those of the Fund, which returned 12.57% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderately Conservative Profile Fund (Class L/MXHPX)	9.74%	4.37%	5.60%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Composite Index	12.57%	5.75%	6.74%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund sha
Net Assets	$ 1,234,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,234M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.94%
Empower Large Cap Value Fund Institutional Class	10.38%
Empower International Value Fund Institutional Class	7.14%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.59%
Empower Mid Cap Value Fund Institutional Class	5.25%
Empower Core Bond Fund Institutional Class	5.14%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Large Cap Growth Fund Institutional Class	4.90%
Empower Real Estate Index Fund Institutional Class	4.50%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	21.94%
Empower Large Cap Value Fund Institutional Class	10.38%
Empower International Value Fund Institutional Class	7.14%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.59%
Empower Mid Cap Value Fund Institutional Class	5.25%
Empower Core Bond Fund Institutional Class	5.14%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Large Cap Growth Fund Institutional Class	4.90%
Empower Real Estate Index Fund Institutional Class	4.50%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderately Conservative Profile Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Moderately Conservative Profile Fund
Class Name	Institutional Class
Trading Symbol	MXJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Institutional Class/MXJUX)	$ 50	0.47% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 10.39%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and a composite index with investment characteristics similar to those of the Fund, which returned 12.57% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderately Conservative Profile Fund (Institutional Class/MXJUX)	10.39%	4.98%	6.24%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Composite Index	12.57%	5.75%	6.74%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,234,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,234M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.94%
Empower Large Cap Value Fund Institutional Class	10.38%
Empower International Value Fund Institutional Class	7.14%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.59%
Empower Mid Cap Value Fund Institutional Class	5.25%
Empower Core Bond Fund Institutional Class	5.14%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Large Cap Growth Fund Institutional Class	4.90%
Empower Real Estate Index Fund Institutional Class	4.50%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	21.94%
Empower Large Cap Value Fund Institutional Class	10.38%
Empower International Value Fund Institutional Class	7.14%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.59%
Empower Mid Cap Value Fund Institutional Class	5.25%
Empower Core Bond Fund Institutional Class	5.14%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Large Cap Growth Fund Institutional Class	4.90%
Empower Real Estate Index Fund Institutional Class	4.50%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderately Conservative Profile Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Moderately Conservative Profile Fund
Class Name	Investor Class
Trading Symbol	MXDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Investor Class/MXDPX)	$ 86	0.82% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 10.03%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and a composite index with investment characteristics similar to those of the Fund, which returned 12.57% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderately Conservative Profile Fund (Investor Class/MXDPX)	10.03%	4.61%	5.87%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Composite Index	12.57%	5.75%	6.74%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,234,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,234M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.94%
Empower Large Cap Value Fund Institutional Class	10.38%
Empower International Value Fund Institutional Class	7.14%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.59%
Empower Mid Cap Value Fund Institutional Class	5.25%
Empower Core Bond Fund Institutional Class	5.14%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Large Cap Growth Fund Institutional Class	4.90%
Empower Real Estate Index Fund Institutional Class	4.50%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	21.94%
Empower Large Cap Value Fund Institutional Class	10.38%
Empower International Value Fund Institutional Class	7.14%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.59%
Empower Mid Cap Value Fund Institutional Class	5.25%
Empower Core Bond Fund Institutional Class	5.14%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.14%
Empower Large Cap Growth Fund Institutional Class	4.90%
Empower Real Estate Index Fund Institutional Class	4.50%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderate Profile Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower Moderate Profile Fund
Class Name	Class L
Trading Symbol	MXGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Moderate Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Class L/MXGPX)	$ 123	1.16% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.16%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 11.70%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 14.95% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderate Profile Fund (Class L/MXGPX)	11.70%	5.63%	6.90%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	14.95%	7.44%	8.32%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,544,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,544M
Total number of portfolio holdings	18
Total advisory fee paid	$ 2.2M
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.95%
Empower Large Cap Value Fund Institutional Class	14.34%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.26%
Empower Large Cap Growth Fund Institutional Class	6.77%
Empower Multi-Sector Bond Fund Institutional Class	4.83%
Empower Global Bond Fund Institutional Class	4.79%
Empower Small Cap Value Fund Institutional Class	4.12%
Empower Emerging Markets Equity Fund Institutional Class	4.02%
Empower Real Estate Index Fund Institutional Class	3.99%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	15.95%
Empower Large Cap Value Fund Institutional Class	14.34%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.26%
Empower Large Cap Growth Fund Institutional Class	6.77%
Empower Multi-Sector Bond Fund Institutional Class	4.83%
Empower Global Bond Fund Institutional Class	4.79%
Empower Small Cap Value Fund Institutional Class	4.12%
Empower Emerging Markets Equity Fund Institutional Class	4.02%
Empower Real Estate Index Fund Institutional Class	3.99%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderate Profile Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Moderate Profile Fund
Class Name	Institutional Class
Trading Symbol	MXITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Moderate Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Institutional Class/MXITX)	$ 60	0.56% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 12.32%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 14.95% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderate Profile Fund (Institutional Class/MXITX)	12.32%	6.25%	7.53%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	14.95%	7.44%	8.32%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,544,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,544M
Total number of portfolio holdings	18
Total advisory fee paid	$ 2.2M
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.95%
Empower Large Cap Value Fund Institutional Class	14.34%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.26%
Empower Large Cap Growth Fund Institutional Class	6.77%
Empower Multi-Sector Bond Fund Institutional Class	4.83%
Empower Global Bond Fund Institutional Class	4.79%
Empower Small Cap Value Fund Institutional Class	4.12%
Empower Emerging Markets Equity Fund Institutional Class	4.02%
Empower Real Estate Index Fund Institutional Class	3.99%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	15.95%
Empower Large Cap Value Fund Institutional Class	14.34%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.26%
Empower Large Cap Growth Fund Institutional Class	6.77%
Empower Multi-Sector Bond Fund Institutional Class	4.83%
Empower Global Bond Fund Institutional Class	4.79%
Empower Small Cap Value Fund Institutional Class	4.12%
Empower Emerging Markets Equity Fund Institutional Class	4.02%
Empower Real Estate Index Fund Institutional Class	3.99%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderate Profile Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Moderate Profile Fund
Class Name	Investor Class
Trading Symbol	MXMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Moderate Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Investor Class/MXMPX)	$ 97	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 11.96%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 14.95% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderate Profile Fund (Investor Class/MXMPX)	11.96%	5.91%	7.17%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	14.95%	7.44%	8.32%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 2,544,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,544M
Total number of portfolio holdings	18
Total advisory fee paid	$ 2.2M
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.95%
Empower Large Cap Value Fund Institutional Class	14.34%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.26%
Empower Large Cap Growth Fund Institutional Class	6.77%
Empower Multi-Sector Bond Fund Institutional Class	4.83%
Empower Global Bond Fund Institutional Class	4.79%
Empower Small Cap Value Fund Institutional Class	4.12%
Empower Emerging Markets Equity Fund Institutional Class	4.02%
Empower Real Estate Index Fund Institutional Class	3.99%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower of America Contract	15.95%
Empower Large Cap Value Fund Institutional Class	14.34%
Empower International Value Fund Institutional Class	9.86%
Empower Mid Cap Value Fund Institutional Class	7.26%
Empower Large Cap Growth Fund Institutional Class	6.77%
Empower Multi-Sector Bond Fund Institutional Class	4.83%
Empower Global Bond Fund Institutional Class	4.79%
Empower Small Cap Value Fund Institutional Class	4.12%
Empower Emerging Markets Equity Fund Institutional Class	4.02%
Empower Real Estate Index Fund Institutional Class	3.99%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderately Aggressive Profile Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Moderately Aggressive Profile Fund
Class Name	Institutional Class
Trading Symbol	MXHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Moderately Aggressive Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Aggressive Profile Fund (Institutional Class/MXHRX)	$ 69	0.65% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 14.21%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 17.05% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderately Aggressive Profile Fund (Institutional Class/MXHRX)	14.21%	7.39%	8.56%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	17.05%	8.89%	9.66%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,560,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,560M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.78%
Empower International Value Fund Institutional Class	12.23%
Empower Mid Cap Value Fund Institutional Class	9.00%
Empower of America Contract	8.96%
Empower Large Cap Growth Fund Institutional Class	8.39%
Empower Small Cap Value Fund Institutional Class	5.10%
Empower Emerging Markets Equity Fund Institutional Class	4.98%
Empower International Growth Fund Institutional Class	4.88%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.48%
Empower Real Estate Index Fund Institutional Class	3.49%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.78%
Empower International Value Fund Institutional Class	12.23%
Empower Mid Cap Value Fund Institutional Class	9.00%
Empower of America Contract	8.96%
Empower Large Cap Growth Fund Institutional Class	8.39%
Empower Small Cap Value Fund Institutional Class	5.10%
Empower Emerging Markets Equity Fund Institutional Class	4.98%
Empower International Growth Fund Institutional Class	4.88%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.48%
Empower Real Estate Index Fund Institutional Class	3.49%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Moderately Aggressive Profile Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Moderately Aggressive Profile Fund
Class Name	Investor Class
Trading Symbol	MXBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Moderately Aggressive Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Aggressive Profile Fund (Investor Class/MXBPX)	$ 107	1.00% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 13.79%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 17.05% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest contributor to performance. Top contributing underlying funds included the Empower Large Cap Value Fund and the Empower Multi-Sector Bond Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderately Aggressive Profile Fund (Investor Class/MXBPX)	13.79%	7.01%	8.20%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	17.05%	8.89%	9.66%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,560,000,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,560M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.78%
Empower International Value Fund Institutional Class	12.23%
Empower Mid Cap Value Fund Institutional Class	9.00%
Empower of America Contract	8.96%
Empower Large Cap Growth Fund Institutional Class	8.39%
Empower Small Cap Value Fund Institutional Class	5.10%
Empower Emerging Markets Equity Fund Institutional Class	4.98%
Empower International Growth Fund Institutional Class	4.88%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.48%
Empower Real Estate Index Fund Institutional Class	3.49%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.78%
Empower International Value Fund Institutional Class	12.23%
Empower Mid Cap Value Fund Institutional Class	9.00%
Empower of America Contract	8.96%
Empower Large Cap Growth Fund Institutional Class	8.39%
Empower Small Cap Value Fund Institutional Class	5.10%
Empower Emerging Markets Equity Fund Institutional Class	4.98%
Empower International Growth Fund Institutional Class	4.88%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.48%
Empower Real Estate Index Fund Institutional Class	3.49%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Aggressive Profile Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Aggressive Profile Fund
Class Name	Institutional Class
Trading Symbol	MXGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Aggressive Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Aggressive Profile Fund (Institutional Class/MXGTX)	$ 87	0.80% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.77%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 21.38% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. The top contributing underlying fund was the Empower Large Cap Value Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Aggressive Profile Fund (Institutional Class/MXGTX)	17.77%	9.64%	10.57%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	21.38%	11.87%	12.35%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 936,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 936M
Total number of portfolio holdings	10
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.77%
Empower International Value Fund Institutional Class	17.05%
Empower Mid Cap Value Fund Institutional Class	12.54%
Empower Large Cap Growth Fund Institutional Class	11.69%
Empower Small Cap Value Fund Institutional Class	7.12%
Empower Emerging Markets Equity Fund Institutional Class	6.94%
Empower International Growth Fund Institutional Class	6.80%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6.25%
Empower Small Cap Growth Fund Institutional Class	3.85%
Empower Real Estate Index Fund Institutional Class	2.99%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.77%
Empower International Value Fund Institutional Class	17.05%
Empower Mid Cap Value Fund Institutional Class	12.54%
Empower Large Cap Growth Fund Institutional Class	11.69%
Empower Small Cap Value Fund Institutional Class	7.12%
Empower Emerging Markets Equity Fund Institutional Class	6.94%
Empower International Growth Fund Institutional Class	6.80%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6.25%
Empower Small Cap Growth Fund Institutional Class	3.85%
Empower Real Estate Index Fund Institutional Class	2.99%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Aggressive Profile Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Aggressive Profile Fund
Class Name	Investor Class
Trading Symbol	MXAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Aggressive Profile Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Aggressive Profile Fund (Investor Class/MXAPX)	$ 125	1.15% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.15%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.42%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 17.13% and a composite index with investment characteristics similar to those of the Fund, which returned 21.38% over the same period.
Summary of Performance
Performance during the period was supported by robust equity returns across U.S. and international markets, while tilts toward small-cap equities relative to large-cap equities and value relative to growth detracted from performance. Manager selection, reflecting the relative performance of underlying funds, was modestly negative. The allocation to international equities was the largest asset allocation contributor to performance. The top contributing underlying fund was the Empower Large Cap Value Fund, while top detractors included the Empower International Growth Fund and the Empower Small Cap Value Fund. The allocation to U.S. real estate was the lowest contributor to performance, although all underlying funds in this asset class generated positive returns.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Aggressive Profile Fund (Investor Class/MXAPX)	17.42%	9.27%	10.20%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Composite Index	21.38%	11.87%	12.35%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 936,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 936M
Total number of portfolio holdings	10
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.77%
Empower International Value Fund Institutional Class	17.05%
Empower Mid Cap Value Fund Institutional Class	12.54%
Empower Large Cap Growth Fund Institutional Class	11.69%
Empower Small Cap Value Fund Institutional Class	7.12%
Empower Emerging Markets Equity Fund Institutional Class	6.94%
Empower International Growth Fund Institutional Class	6.80%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6.25%
Empower Small Cap Growth Fund Institutional Class	3.85%
Empower Real Estate Index Fund Institutional Class	2.99%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.77%
Empower International Value Fund Institutional Class	17.05%
Empower Mid Cap Value Fund Institutional Class	12.54%
Empower Large Cap Growth Fund Institutional Class	11.69%
Empower Small Cap Value Fund Institutional Class	7.12%
Empower Emerging Markets Equity Fund Institutional Class	6.94%
Empower International Growth Fund Institutional Class	6.80%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6.25%
Empower Small Cap Growth Fund Institutional Class	3.85%
Empower Real Estate Index Fund Institutional Class	2.99%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).
[2]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
[3]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).
[4]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).
[5]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).